Summary of significant accounting policies - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jan. 01, 2024	Oct. 31, 2023	Nov. 07, 2022	Oct. 07, 2022
Summary of significant accounting policies [Line Items]
Cash and cash equivalents segregated for the benefit of stablecoin holders	$ 24,346,152			$ 43,918,572	$ 24,346,152	$ 35,987,965	$ 61,365,920	$ 31,991,173
Net asset value per share				$ 1
Impairment of intangible assets excluding goodwill				$ 0	0	0
Impairment of intangible assets finitelived				0	0	$ 0
Investment owned, face amount											$ 300	$ 300
Incremental credit losses		$ 1,000
Digital assets									$ 6,900
Deferred tax liabilities, net									200
Retained earnings accumulated deficit	(1,385,607)			$ (1,223,213)	$ (1,385,607)		(1,640,510)		$ 6,700
Derecognition of digital assets	$ 524,200
Centre Consortium LLC [Member]
Summary of significant accounting policies [Line Items]
Equity method investment, ownership percentage				50.00%
2013 Share Award Plan [Member]
Summary of significant accounting policies [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				100.00%
Share-based compensation arrangement by share-based payment award, expiration period				10 years
Common Stock [Member]
Summary of significant accounting policies [Line Items]
Stock issued during period, shares, employee stock purchase plans			240
Common stock, par or stated value per share										$ 25.09
Minimum [Member]
Summary of significant accounting policies [Line Items]
Equity ownership, excluding consolidated entity and equity method investee, percentage				20.00%
Subsidiary of Common Parent [Member]
Summary of significant accounting policies [Line Items]
Cash and cash equivalents segregated for the benefit of stablecoin holders				$ 37,500,000			$ 53,200,000
Chief Executive Officer [Member]
Summary of significant accounting policies [Line Items]
Investment owned, net assets, percentage											40.00%